Current Financial Assets - Summary of Break Up Notes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Financial Assets
Current financial assets		$ 0	$ 10,000,880
Investment A
Current Financial Assets
Interest rate	1.08%
Investment B
Current Financial Assets
Interest rate	0.00%